Statement of consolidated financial position - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	R$ 12,466,474	R$ 8,680,686
Financial investments	2,295,497	3,492,710
Trade accounts receivable	3,231,934	7,153,565
Inventories	14,030,064	16,335,101
Taxes recoverable	1,156,355	1,428,658
Recoverable income taxes	392,062	1,189,812
Derivatives	157,906	33,816
Other receivables	727,364	979,097
Current Assets	34,457,656	39,293,445
Non-current assets
Financial investments	17,134	16,845
Trade accounts receivable		13,395
Taxes recoverable	1,617,669	1,252,058
Recoverable income taxes	252,995	230,069
Deferred tax assets	6,358,601	8,257,252
Judicial deposits	215,274	194,212
Derivatives	71,544	51
Other receivables	170,536	365,652
Investments	149,023	58,923
Property, plant and equipment	37,763,295	37,225,130
Intangible assets	3,022,144	2,877,299
Right of use of assets	3,952,987	2,780,037
Non-Current Assets	53,591,202	53,270,923
Total assets	88,048,858	92,564,368
Current liabilities
Trade payables	12,246,782	12,053,266
Borrowings	1,254,550	1,343,494
Braskem Idesa borrowings	868,635	86,765
Debentures	127,801	59,088
Derivatives	195,169	256,131
Payroll and related charges	827,826	1,170,346
Taxes payable	491,051	1,012,116
Income taxes payable	381,117	1,672,844
Leniency agreement	392,486	353,385
Sundry provisions	530,814	465,051
Provision - geological event in Alagoas	4,247,609	4,378,071
Lease	1,039,706	675,366
Other payables	1,581,701	1,667,600
Current Liabilities	24,185,247	25,193,523
Non-current liabilities
Trade payables	3,069	111,464
Borrowings	31,310,710	33,553,766
Braskem Idesa borrowings	10,501,683	12,224,770
Debentures	3,023,674	137,830
Derivatives	81,917	362,915
Taxes payable	298,026	260,497
Loan from non-controlling shareholders of Braskem Idesa	2,498,093	3,646,538
Deferred tax liabilities	1,153,481	1,407,434
Post-employment benefits	493,743	487,697
Legal provisions	1,171,498	1,153,830
Leniency agreement	510,654	769,911
Sundry provisions	846,133	824,212
Provision - geological event in Alagoas	2,378,949	3,283,188
Lease	3,200,824	2,481,048
Other payables	282,940	461,917
Non-Current Liabilities	57,755,394	61,167,017
Shareholders' equity
Capital	8,043,222	8,043,222
Capital reserve	6,175	3,473
Profit reserves	1,825,616	3,483,935
Additional paid in capital	(488,388)	(488,388)
Long-term incentive plans	39,413	31,932
Other comprehensive income	(2,076,066)	(3,170,158)
Treasury shares	(28,173)	(38,197)
Total attributable to the Company's shareholders	7,321,799	7,865,819
Non-controlling interest in subsidiaries	(1,213,582)	(1,661,991)
Shareholders’ Equity	6,108,217	6,203,828
Total liabilities and shareholders' equity	R$ 88,048,858	R$ 92,564,368